DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS (Details) - USD ($)	Sep. 30, 2024	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Cash in bank account	$ 6,817,398	$ 27,307,886
Working capital deficit	7,068,848	21,724,075
Excise tax payable	$ 2,067,572	$ 2,067,572	$ 1,528,101	$ 1,485,236